Shareholders' equity - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Pre-tax amount
Actuarial gains and losses	$ (223)	$ 164	$ 42	$ (59)		$ 67
Change in fair value of investments in equity instruments	74	33	(2)	107		5
Currency translation adjustment generated by the parent company	1,057	(1,531)	(4,761)	(474)		(2,630)
Sub-total items not potentially reclassifiable to profit and loss				(426)		(2,558)
Currency translation adjustment	(619)	806	1,330	187		968
Cash flow hedge	(246)	(127)	77	(373)		255
Variation of foreign currency basis spread	43	11	2	54		(27)
Share of other comprehensive income of equity affiliates, net amount				253		(132)
Other	1	1	(2)	2		(2)
Sub-total items potentially reclassifiable to profit and loss				123		1,062
Total other comprehensive income				(303)		(1,496)
Tax effect
Actuarial gains and losses				16		(18)
Change in fair value of investments in equity instruments				(2)
Sub-total items not potentially reclassifiable to profit and loss	59	(45)	(20)	14		(18)
Cash flow hedge				125		(81)
Variation of foreign currency basis spread				(18)		6
Sub-total items potentially reclassifiable to profit and loss	69	38	(27)	107		(75)
Total other comprehensive income				121		(93)
Net amount
Actuarial gains and losses				(43)		49
Change in fair value of investments in equity instruments				105		5
Currency translation adjustment generated by the parent company	1,057	(1,531)	(4,761)	(474)		(2,630)
Items not potentially reclassifiable to profit and loss	967	(1,379)	(4,741)	(412)		(2,576)
Currency translation adjustment				187		968
Cash flow hedge				(248)		174
Variation of foreign currency basis spread				36		(21)
Share of other comprehensive income of equity affiliates, net amount	(135)	388	36	253		(132)
Other				2		(2)
Items potentially reclassifiable to profit and loss	(887)	1,117	1,416	230		987
Total other comprehensive income (net amount)	$ 80	$ (262)	$ (3,325)	$ (182)	$ (1,905)	$ (1,589)